INCOME TAXES - Schedule of Components of the (Expense) Benefit for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ (42)	$ 1	$ (984)
Foreign	1,284	1,044	150
Total current income tax expense (benefit)	1,242	1,045	(834)
Deferred
Foreign	2,052	(2,827)	803
Total deferred tax expense (benefit)	2,052	(2,827)	803
Total income tax expense (benefit)	$ 3,294	$ (1,782)	$ (31)